Commitments (Details) ₪ in Millions, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 31, 2019 ILS (₪)	Apr. 30, 2017 ILS (₪)	Dec. 31, 2019 USD ($) Employees Customers	Dec. 31, 2019 ILS (₪) Employees Customers
Disclosure of contingent liabilities in business combination [line items]
Shareholders' joint equity | $			$ 200
Stipulation shareholder holding percentage			10.00%	10.00%
Commitments to purchase equipment				₪ 402
Additional renewal period			5 years
Period of renew of agreement			5 years
Consideration of sale				₪ 309
Israel Infrastructure Fund [Member]
Disclosure of contingent liabilities in business combination [line items]
Shareholders' joint equity	₪ 200
Stipulation shareholder holding percentage	70.00%
Term of agreement	3 years
IBC [Member]
Disclosure of contingent liabilities in business combination [line items]
Shareholders' joint equity	₪ 110
Stipulation shareholder holding percentage	70.00%
Period of loan	9 years
Percentage of issued and outstanding	30.00%
Ownership holding	30.00%
Guarantee amount	₪ 36
Consideration of sale	₪ 180
Number of potential customers | Customers			300,000	300,000
IEC [Member]
Disclosure of contingent liabilities in business combination [line items]
Ownership holding	70.00%
Bottom of range [member] | IBC [Member]
Disclosure of contingent liabilities in business combination [line items]
Interest rate	4.00%
Percentage Indefeasible right of Use (IRU)	10.00%
Top of range [member] | IBC [Member]
Disclosure of contingent liabilities in business combination [line items]
Interest rate	6.00%
Percentage Indefeasible right of Use (IRU)	15.00%
Golan Agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Termination period of agreement		The termination of the Golan Agreement prior to the lapse of the first 10 years due to a breach by Golan.
Agreed compensation		₪ 600
Loan to Golan		₪ 130
Period of loan		10 years
Loan repayment term		6 Years
Golan Agreement [Member] | Bottom of range [member]
Disclosure of contingent liabilities in business combination [line items]
Interest rate		1.85%
Annual consideration		₪ 210
Golan Agreement [Member] | Top of range [member]
Disclosure of contingent liabilities in business combination [line items]
Interest rate		3.50%
Annual consideration		₪ 220
Mediterranean Nautilus Ltd. and Mediterranean Nautilus (Israel) Ltd. [Member]
Disclosure of contingent liabilities in business combination [line items]
Term of agreement			The term of the agreement with respect to capacity purchased from TI Sparkle is in effect until May 2027. The Group has the option to extend the agreements until May 2032.
Obligation under agreements				₪ 45
Xfone [Member] | Bottom of range [member] | 1st year [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual minimum amounts per agreement terms		20
Xfone [Member] | Top of range [member] | Fifth year [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual minimum amounts per agreement terms		₪ 110
2020 Agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Number of employees resign | Employees			450	450